Other Information - Commitment Investment in Allianz (Details) - FTTH Joint Venture - EUR (€) € in Millions	Jan. 21, 2021	Oct. 29, 2020
Commitments [Line Items]
Commitment to fund investment		€ 500
Commitment to fund investment, period		6 years
Proportion of ownership interest in joint venture	50.00%
TEF Infra Germany
Commitments [Line Items]
Commitment to fund investment		€ 400
Proportion of ownership interest in joint venture	40.00%
TEF Germany
Commitments [Line Items]
Commitment to fund investment		100
Proportion of ownership interest in joint venture	10.00%
Allianz
Commitments [Line Items]
Commitment to fund investment		€ 1,000
Proportion of ownership interest in joint venture	50.00%